Personnel expenses	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Personnel expenses
24. Personnel expenses

TCHF	2023	2022
Salaries and social security expense	11,088	10,513
Independent contractors fees	—	320
Share-based payment expense (note 31)	814	2,186
Service cost for other benefit obligations	(64)	(21)

Total personnel expenses	11,838	12,998